Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposits	$ 621,158	$ 570,740
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	127,392
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	232,572
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	261,194
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	602,628	557,321
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	18,530	13,419
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	213,932	202,152
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	16,339
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	146,017
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	51,576
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	344,388	311,426
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	100,719
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	86,394
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	157,275
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	20,246	17,011
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	10,334
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	161
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,751
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	42,592	40,151
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	42,592
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	93,850	71,122
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	406,642	389,439
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	16,522	13,833
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	70,312	66,399
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,601	5,798
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 28,231	$ 24,149